Stock Awards and Stock-Based Compensation - RSU activity (Details) - RSU - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Balance at the beginning (in shares)	292,564	126,900
Granted	4,627	211,700	126,900
Vested (issued)		(46,036)
Forfeited	(20,601)
Balance at the end (in shares)	276,590	292,564	126,900